UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22221

 ASGI Mesirow Insight Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
 401 South Tryon Street
                                     Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                Boston, MA  02116
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

 ASGI Mesirow Insight Fund, LLC

Financial Statements for the Six Month
Period Ended September 30, 2012

ASGI Mesirow Insight Fund, LLC

Table of Contents

Page

Schedule of Investments	1

Statement of Assets, Liabilities and Net Assets	3

Statement of Operations	4

Statements of Changes in Net Assets	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8

Supplemental Information	21

ASGI Mesirow Insight Fund, LLC

Schedule of Investments
As of September 30, 2012 (Unaudited)

Strategy	Investments	Cost	Fair Value
Credit - 22.3%
	dbX-High Yield 2 Fund	$7,267,000	$7,671,226
	HFR RVA Avoca Credit Alpha Fund	8,486,000	8,727,531
	HFR RVA Feingold O'Keeffe Fund	10,616,010	10,089,016
	LibreMax Offshore Fund, Ltd.	8,661,000	8,866,595
			35,354,368
Event Driven - 15.3%
	HFR ED Global Fund	8,644,090	9,596,371
	HFR ED Jana Fund	7,025,776	8,004,261
	HFR ED York Fund	6,479,809	6,733,017
			24,333,649
Hedged Equity - 24.2%
	dbX-Global Long/Short Equity 7 Fund	5,610,546	6,065,542
	dbX-US Long/Short Equity 12 Fund	4,407,000	4,711,495
	GEM Realty Securities, Ltd.	5,415,000	5,484,493
	HFR HE Courage Opportunity Fund	7,765,868	8,631,207
	HFR RVA Kayne MLP 1.25x Fund	2,280,103	3,113,519
	HFR RVA Salient MLP 1.25x Fund	2,293,132	2,749,303
	Southpoint Qualified Offshore Fund Ltd.	8,000,000	7,639,360
			38,394,919
Macro and Commodity - 28.8%
	Balestra Global, Ltd.	4,165,000	4,083,205
	Beach Horizon Fund Ltd.	6,600,000	6,214,863
	dbX-Emerging Markets Macro 3 Fund	7,203,652	7,513,466
	HFR Macro QFS Currency Fund	4,555,168	4,302,853
	MKP Opportunity Offshore Ltd.	8,600,000	8,821,737
	Taylor Woods Fund Ltd.	5,568,000	5,785,568
	Winton Futures Fund Ltd.	9,280,000	9,040,035
			45,761,727
Relative Value - 15.8%
	dbX-Convertible Arbitrage 13 Fund	8,447,967	8,597,441
	HFR CA Lazard Rathmore Fund	6,405,846	8,605,443
	HFR RVA Advent Global Opportunity Fund	7,322,272	7,827,775
			25,030,659
Total Investments* (Cost - $161,099,239**) - 106.4%			168,875,322
Other Assets and Liabilities, net - (6.4)%			(10,196,439)
Net Assets - 100.0%			$158,678,883

Percentages shown are stated as a percentage of net assets as of September 30, 2012.

*	Non-income producing securities.

ASGI Mesirow Insight Fund, LLC

Schedule of Investments (continued)
As of September 30, 2012 (Unaudited)

**	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2012, as computed for federal tax purposes, were as follows:

Aggregate cost	$161,094,545

Gross unrealized appreciation	$46,778,221
Gross unrealized depreciation	(38,997,444)
Net unrealized appreciation	$7,780,777

Investments by Strategy (as a percentage of total investments)
Macro and Commodity	27.1%
Hedged Equity	22.8
Credit	20.9
Relative Value	14.8
Event Driven	14.4
100.0%

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Statements of Assets, Liabilities and Net Assets
As of September 30, 2012 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost - $161,099,239)	$168,875,322
Cash and cash equivalents	3,996,826
Receivable for Investment Funds sold	1,683,254
Rebate receivable	70,643
Expense reimbursement receivable from Adviser	12,683
Other assets	60,198
Total assets	174,698,926

Liabilities

Redemptions payable	14,444,513
Subscriptions received in advance	722,000
Management Fee payable	533,803
Investor Distribution and Servicing Fee payable	7,517
Accrued expenses and other liabilities	312,210
Total liabilities	16,020,043

Net assets

Total net assets	$158,678,883

Net assets consist of:

Paid-in capital	$170,133,598
Undistributed net investment loss	(9,739,139)
Accumulated net realized loss on investments	(9,491,659)
Net unrealized appreciation on investments	7,776,083
Retained deficit	(11,454,715)
Total net assets	$158,678,883

Net assets per Share

ASGI Mesirow Insight Fund, LLC Class I (153,878.997 Shares outstanding)	$993.53
ASGI Mesirow Insight Fund, LLC Class A (5,838.523 Shares outstanding)	$992.73

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Statement of Operations
For the Six Month Period Ended September 30, 2012 (Unaudited)

Investment Income

Interest	$1,252
Rebate	152,738
Total investment income	153,990

Fund Expenses

Management Fees	1,087,821
Professional fees	445,973
Administrative and custodian fees	150,791
Commitment fees	131,444
Interest	22,874
Trustees’ fees	15,625
Investor Distribution and Servicing Fees	14,131
Other operating expenses	132,855
Total expenses	2,001,514
Less: Expense reimbursement	(12,683)
Net expenses	1,988,831

Net investment loss	(1,834,841)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain from investments in Investment Funds	1,412,375
Net realized loss from investments in swap contracts	(618,675)
Net change in unrealized depreciation from investments in Investment Funds	(321,670)
Net change in unrealized appreciation from investments in swap contracts	26,879
Total net realized and unrealized gain from investments	498,909

Net decrease in net assets resulting from operations	$(1,335,932)

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Statements of Changes in Net Assets

	For the Six Month Period Ended September 30, 2012 (Unaudited)	For the Period from February 1, 2012 to March 31, 2012	For the Year Ended January 31, 2012
Increase/(Decrease) in Net Assets
Operations

Net investment loss	$(1,834,841)	$(694,619)	$(2,866,126)
Net realized gain/(loss) from investments in Investment Funds	1,412,375	(661,239)	(1,302,383)
Net realized loss from investments in swap contracts	(618,675)	–	–
Net change in unrealized depreciation/(appreciation) from investments in Investment Funds	(321,670)	3,078,108	(14,897,702)
Net change in unrealized appreciation/(depreciation) from investments in swap contracts	26,879	(26,879)	–
Net (decrease)/increase in net assets resulting from operations	(1,335,932)	1,695,371	(19,066,211)

Capital Transactions

Issuance of shares	9,140,600	178,042,815	51,885,884
Shares tendered	(25,863,600)	(183,959,710)	(32,826,272)
(Decrease)/increase in net assets derived from capital transactions	(16,723,000)	(5,916,895)	19,059,612

Net assets

Total decrease in net assets	(18,058,932)	(4,221,524)	(6,599)
Beginning of period	176,737,815	180,959,339	180,965,938
End of period	$158,678,883	$176,737,815	$180,959,339

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Statement of Cash Flows
For the Six Month Period Ended September 30, 2012 (Unaudited)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$(1,335,932)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of Investment Funds	(70,170,000)
Purchases of swap contracts	(3,056,589)
Sales of Investment Funds	66,970,485
Sales of swap contracts	6,071,914
Decrease in expense reimbursement receivable from Adviser	62,423
Decrease in investments in Investment Funds paid in advance	2,800,000
Decrease in rebate receivable	48,606
Decrease in receivable for Investment Funds sold	8,137,732
Decrease in other assets	105,493
Decrease in investor servicing fees payable	(6,625)
Decrease in management fee payable	(37,917)
Decrease in accrued expenses and other liabilities	(391,834)
Net realized gain from investments in Investment Funds	(1,412,375)
Net realized loss from investments in swap contracts	618,675
Net change in unrealized depreciation from investments in Investment Funds	321,670
Net change in unrealized appreciation from investments in swap contracts	(26,879)

Net cash provided by operating activities	8,698,847

Cash Used in Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(1,366,000))	7,774,600
Payments on tender of shares (net of change in payable for shares tendered of $7,387,843)	(18,475,757)

Net cash used in financing activities	(10,701,157)

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(2,002,310)
Cash and cash equivalents at beginning of period	5,999,136
Cash and cash equivalents at end of period	$3,996,826

Supplemental disclosure of cash flow information

Cash paid during the period for interest	$22,874

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Financial Highlights

	Class I			Class A
	For the Six Month Period Ended September 30, 2012 (Unaudited)	As of the close of business on March 31, 2012(a)		For the Six Month Period Ended September 30, 2012 (Unaudited)	As of the close of business on March 31, 2012(a)

Per share operating performance: (For share outstanding throughout the period)

Net assets per share at beginning of period	$1,000.00	$1,000.00		$1,000.00	$1,000.00

Loss from investment operations: (b)

Net investment loss	(10.38)	–		(11.19)	–
Net realized and unrealized gain from investments	3.91	–		3.92	–
Total from investment operations	(6.47)	–		(7.27)	–

Net assets per share at end of period	$993.53	$1,000.00		$992.73	$1,000.00
Total return (c)	(0.65%)	0.00%	(a)	(0.73%)	0.00%	(a)

Ratios to average net assets
Expenses gross of waiver (d) (e)	2.28%	0.00%	(a)	2.70%	0.00%	(a)
Expenses net of waiver (d) (e)	2.28%	0.00%	(a)	2.41%	0.00%	(a)
Net investment loss (d) (e)	(2.10%)	0.00%	(a)	(2.23%)	0.00%	(a)
Net assets, end of period (in thousands)	$152,883	$166,387		$5,796	$10,351

Portfolio turnover	45%	0%	(a)	45%	0%	(a)

	ASGI Mesirow Insight Fund, LLC
	For the Period from February 1, 2012 to March 31, 2012 (f)		For the Year Ended January 31, 2012	For the Year Ended January 31, 2011	For the Year Ended January 31, 2010	For the Period from August 1, 2008 (g) to January 31, 2009

Total return	0.93%	(c)	(10.06%)	8.69%	6.51%	(12.48%)	(c)

Ratios to average net assets:
Expenses(d)(e)	2.50%		1.89%	1.61%	1.82%	2.07%
Net investment loss(d)(e)	(2.24%)		(1.55%)	(1.24%)	(1.48%)	(1.71%)

Net assets, end of period (in thousands)	$176,738		$180,959	$180,966	$119,758	$91,511

Portfolio turnover	10%		72%	73%	89%	30%

(a)
As the fund reorganized its share classes at the close of business on March 31, 2012 both Class I and Class A had yet to experience operations. Thus, their expense ratio, net investment income ratio, portfolio turnover and total return as of the close of business on March 31, 2012 was zero.

(b)	Based upon average shares outstanding.
(c)	Not annualized.
(d)	The expenses and net investment income/(loss) ratios do not include expenses of the Investment Funds in which the Fund invests.
(e)	Annualized based on number of days during the period.
(f)	Reorganization date. Reorganization occurred at end of day March 31, 2012.
(g)	Inception date.

See Notes to Financial Statements

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements
September 30, 2012 (Unaudited)

1.  Organization and Description of Business

The Fund’s investment objective is to provide attractive risk-adjusted returns with moderate volatility and moderate correlation to the broad equity and debt markets.  Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles, commonly referred to as “hedge funds” (the “Investment Funds”), selected by the Sub-adviser in consultation with the Adviser.  The Sub-adviser recommends the Investment Funds in which the Fund invests and the relative allocations to each Investment Fund to the Adviser and the Fund.  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. The Sub-adviser may cause the Fund to maintain such cash holdings as the Sub-adviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets.  There can be no assurance that the Fund’s investment objective will be achieved or that the Fund will not incur losses.

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses.  The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of Investments in Investment Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund’s Board of Managers (the “Fund Board”). The value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds. Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Adviser and Sub-adviser may determine, based on other information available to the Fund or the Adviser and Sub-adviser, that an Investment Fund’s reported valuation does not represent fair value. If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser and Sub-adviser may choose to make adjustments to reflect the fair value. As of September 30, 2012, no such adjustments were deemed necessary by the Adviser and Sub-adviser. The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A detailed description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

(b)  Income taxes – The Fund elects to be treated as, and qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provisions for federal income taxes is required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes. ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2012.

The Fund's income and federal excise tax returns and all financial records supporting those returns are subject to examination by the Federal and Delaware revenue authorities.

At September 30, 2012, the Fund did not have any estimated net capital loss carryforwards.

(c)  Security transactions and investment income – The Fund’s transactions are recorded on the effective dates of the transactions.  Realized gains and losses on the Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account of a bank, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account.  All interest income earned will be paid to the Fund.

(e)  Rebate income – A portion of the management fees charged by some of the investment managers of the Investment Funds that the Fund invests in is rebated to the Fund and is recognized on the accrual basis.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

(f)  Distributions – Distributions are paid to Shareholders at least annually.  Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares.  Election by a Shareholder not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by providing notice to the Fund.  No distributions to Shareholders were made during the six month period ended September 30, 2012.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement.  Actual results could differ from those estimates.

(h)  Operating expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, fund accounting and administrative expenses, extraordinary expenses, legal, tax, audit, escrow and printing expenses.  Operating expenses also include, by way of example: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and compliance with, any applicable federal and state laws. Such expenses are allocated pro rata among all Shareholders.

(i)  Expense limitation agreement – The Fund entered into an expense limitation agreement that limits the Fund's annualized ordinary fund-wide operating expenses to 2.65% through April 1, 2013 (the “Expense Limitation Agreement”).  In addition, Class A shares of beneficial interest (“Class A Shares”) are subject to class-specific expenses.  Class I shares of beneficial interest (“Class I Shares”) have no class-specific expenses.  Shareholders holding Class A Shares will pay (in addition to up to 2.65% in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the investor distribution and servicing fee), for a total annualized rate of up to 3.40%.  The Adviser is authorized to recoup expenses attributable to Class A Shares waived in prior periods, provided that ordinary fund-wide operating expenses are less than the annual limitation rate in place at the time such expenses were borne by the Adviser (or affiliated predecessor) and that any such recoupment is limited to expenses incurred within three years of the end of the fiscal year during which the expenses were waived.  Additionally, for the period from April 1, 2012 to March 31, 2013, the Adviser has voluntarily agreed to waive expenses applicable to Class A Shares to the extent necessary to limit ordinary fund-wide operating expenses and the Investor Distribution and Servicing Fee to an annualized rate of 2.65%.  Expenses in the amount of $12,683 were waived for the six month period ended September 30, 2012, and are included in the Statement of Operations.

As of September 30, 2012, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed such expenses were as follows:

Amount	Date
$134,850	January 31, 2014
$188,487	January 31, 2015
$31,155	March 31, 2015

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for tax preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, 0.020% per annum is paid to the Custodian based on gross ending assets at the end of each month.

(k)  Recent accounting pronouncements – In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements.  The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP.  The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update.  The pronouncement is effective January 1, 2013, and must be applied retrospectively.  At this time, management is evaluating the implications of adopting this change and its impact on the financial statements.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions.  Fees incurred with related parties during the period are disclosed in the Statement of Operations.

(a)  Investor distribution and servicing fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to shareholders purchasing Class A Shares that are their customers.  The Fund pays a quarterly fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly (the “Investor Distribution and Servicing Fee”).  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares.  The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.  Class I Shares are not subject to the Investor Distribution and Servicing Fee.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

For the six month period ended September 30, 2012, the Fund paid Investor Distribution and Servicing Fees of $14,131 to the Placement Agent.  As of September 30, 2012, there were $7,517 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Shareholder (the “Class A Shares Placement Fee”).  In determining the applicable Class A Share Placement Fee at the time of investments in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement).  The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2012, Class A Share Placement Fees paid by Shareholders upon subscription into the Fund were $14,400.

(c)  Investment advisory fees – Amounts payable to the Adviser at September 30, 2012 are disclosed in Note 4.

(d)  Fund Board fees – As of September 30, 2012, there were no fees payable to the Fund Board.  For the six month period ended September 30, 2012, the Fund paid Fund Board Fees of $15,625.

4.  Investment Advisory Agreement

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.  It should be noted, however, that the CFTC has adopted certain rules that significantly affect the exemption available to the Fund.  These rules are not yet effective and their scope of application is still uncertain.  At this time, there is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future.  Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Sub-adviser to manage the Fund’s investments, monitoring the Sub-adviser’s management of the Fund, and implementing the Fund’s compliance program.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Pursuant to an agreement with the Adviser and the Fund, the Sub-adviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding shares of the Fund determined as of the last business day of that month (before any repurchases of shares).  The Management Fee payable at September 30, 2012 was $533,803.  For the six month period ended September 30, 2012, the Fund paid the Adviser $1,087,821 in Management Fees.  The Adviser pays the Sub-adviser a portion of the Management Fee as described in the sub-advisory agreement among the Adviser, Sub-adviser and the Fund.

5.  Investment Transactions

Purchases of Investment Funds for the period ended September 30, 2012 were $70,170,000 and proceeds from sales of Investment Funds for the period ended September 30, 2012 were $66,970,485.

6.  Investments in Investment Funds

The Adviser and Sub-adviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and/or site visits with Investment Fund investment managers.

The Sub-adviser actively allocates, and from time to time reallocates, the Fund’s assets among the Investment Funds. While redemptions are permitted as noted in the table below for the Investment Funds, such redemptions may be suspended at any time upon the election of the management of the Investment Funds.

The investment managers of the Investment Funds are not affiliated with the Adviser or the Sub-Adviser.

The following table lists the Fund’s investments in the Investment Funds for the period ended September 30, 2012, none of which was a related party. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each Investment Fund will pay the investment manager of the Investment Fund a management fee. The fee rate will vary and is expected to range from 1.00% to 2.60% per annum of the net asset value of that Investment Fund.  Additionally, the investment manager of an Investment Fund will generally receive an incentive allocation from each investment ranging from 0% to 20% (subject to any applicable thresholds) of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Investment Funds hold any single investment whereby the Fund’s proportionate share equals 5% of each Investment Fund's net assets at September 30, 2012.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
HFR RVA Feingold O'Keeffe Fund	6.0	$10,089,016	$(201,480)	$—	In Liquidation	Bermuda
HFR ED Global Fund	5.7	9,596,371	49,877	—	Monthly	Bermuda
Winton Futures Fund Ltd.	5.4	9,040,035	(239,965)	—	Monthly	British Virgin Islands
LibreMax Offshore Fund, Ltd.	5.3	8,866,595	205,595	—	Quarterly	Cayman Islands
MKP Opportunity Offshore Ltd.	5.2	8,821,737	221,737	—	Monthly	Cayman Islands
HFR RVA Avoca Credit Alpha Fund	5.2	8,727,531	241,531	—	Weekly	Bermuda
HFR HE Courage Opportunity Fund	5.1	8,631,207	181,680	—	Monthly	Bermuda
HFR CA Lazard Rathmore Fund	5.1	8,605,443	(42,604)	—	Weekly	Bermuda
dbX-Convertible Arbitrage 13 Fund	5.1	8,597,441	106,426	—	Monthly	Channel Islands
HFR ED Jana Fund	4.7	8,004,261	319,337	125,219	Weekly	Bermuda
HFR RVA Advent Global Opportunity Fund	4.6	7,827,775	102,292	123,942	Weekly	Bermuda
dbX-High Yield 2 Fund	4.5	7,671,226	320,162	—	Monthly	Channel Islands
Southpoint Qualified Offshore Fund Ltd.	4.5	7,639,360	(360,640)	—	Quarterly	Cayman Islands
dbX-Emerging Markets Macro 3 Fund	4.5	7,513,466	2,933	—	Weekly	Channel Islands
HFR ED York Fund	4.0	6,733,017	(306,747)	63,302	In Liquidation	Bermuda
Beach Horizon Fund Ltd.	3.7	6,214,863	(385,137)	—	Monthly	Cayman Islands
dbX-Global Long/Short Equity 7 Fund	3.6	6,065,542	40,431	76,894	Monthly	Channel Islands
Taylor Woods Fund Ltd.	3.4	5,785,568	217,568	—	Quarterly	Cayman Islands
GEM Realty Securities, Ltd.	3.2	5,484,493	69,493	—	Quarterly	Cayman Islands
dbX-US Long/Short Equity 12 Fund	2.8	4,711,495	215,407	—	Monthly	Channel Islands
HFR Macro QFS Currency Fund	2.6	4,302,853	362,504	(2,832)	Weekly	Bermuda
Balestra Global, Ltd.	2.4	4,083,205	(81,795)	—	Quarterly	Cayman Islands
HFR RVA Kayne MLP 1.25x Fund	1.8	3,113,519	(336,524)	451,861	Weekly	Bermuda
HFR RVA Salient MLP 1.25x Fund	1.6	2,749,303	(456,856)	220,647	Monthly	Bermuda
dbX-Global Macro 8 Fund	—	—	(46,415)	24,998	Monthly	Channel Islands
dbX-US Long/Short Equity 9 Fund	—	—	(30,736)	74,962	Weekly	Channel Islands
HFR HE Ajia-Lighthorse China Growth Fund	—	—	111,950	(257,370)	Weekly	Bermuda
HFR HE Jade Fund	—	—	8,747	60,603	Closed	Bermuda
HFR Macro Galtere Commodity Fund	—	—	252,795	(254,611)	Weekly	Bermuda
HFR MF Beach Fund	—	—	541,985	(576,436)	Weekly	Bermuda
HFR MF Diversified Select Fund	—	—	(156,327)	151,836	Weekly	Bermuda
HFR RVA Marathon Asia Fund	—	—	(33,793)	30,963	Weekly	Bermuda
HFR RVA Titan Fund	—	—	—	83,236	Closed	Bermuda
HFR RVA Whitebox Fund	—	—	(1,215,101)	1,015,161	Monthly	Bermuda
Total Investments in Investment Funds	100.0%	$168,875,322	$(321,670)	$1,412,375

* Subject to the terms of the offering memorandums of the Investment Funds.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of September 30, 2012.

Relative Value Strategies.  Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies.  Relative value strategies generally involve taking a position in one instrument and simultaneously taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential.  Relative value strategies are implemented in a manner intended to substantially limit, if not entirely remove, the impact of market direction on performance.  Examples of relative value strategies are (a) convertible bond arbitrage, in which an Investment Fund is long a convertible bond and short the issuer’s common stock in an attempt to profit from the mispricing between the two securities, (b) volatility arbitrage, in which an Investment Fund invests in long and short volatility positions, typically through options, (c) capital structure arbitrage, in which an Investment Fund is long an issuer's security that is senior or junior to securities elsewhere in the issuer's capital structure that the Investment Fund takes a short position in, with an expectation that the relative prices of the issuer’s two securities will converge, and (d) strict market neutral, which is typically a quantitative strategy in which long and short positions are taken in equal weight, with the aim of removing market bias.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Event Driven Strategies. Event driven strategies generally seek to profit from anticipated outcomes of company-specific or transaction-specific events.  Company events that serve as investment catalysts for event managers include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings, and reorganizations.  Event driven strategies rely upon the accurate forecasting of the outcome of particular events in addition to high quality valuation analyses.  Investment Funds employing event strategies may invest long, short, or both, and generally do not rely on market direction for results.  Examples of event driven strategies include merger arbitrage, in which an Investment Fund will be long the stock of a merger target while shorting the stock of the acquiring company, and event equity, in which an Investment Fund invests in a spin-off, recapitalization, or similar event that (unlike merger arbitrage) does not have a defined time frame or announced target price.

Hedged Equity Strategies.  Hedged equity Investment Funds primarily invest in stocks of companies of varying market capitalizations.  Such companies are primarily listed in the U.S., European, and developed Asian equities markets, although Investment Funds may invest in equity instruments in other regions, and may also invest a portion of assets in certain non-equity related securities.  Hedged equity Investment Funds generally take both long and short positions or utilize other hedged investment approaches designed to control (but not eliminate) market exposure.  Hedged equity Investment Funds tend to have a defined, fundamental investment philosophy, much like that of a traditional equity fund, and they generally implement that philosophy on both the long and short sides of the market.  The hedged equity strategies to which the Fund may have exposure include opportunistic, loose neutral, long-biased, and short-biased.  Opportunistic Investment Funds take both long and short positions in equity securities and derivatives at levels of exposure that vary depending on their investment outlook.  Opportunistic strategies are typically expected to profit from stock picking skills, as well as portfolio risk management, and may use fundamental, bottom-up, and top-down sector and macro analysis.  Opportunistic Investment Funds may have net short exposure to equity markets at points in time, but typically are expected to have a long bias over a market cycle and many will have net exposures in the 20% to 50% range.  Loose neutral strategies generally involve being simultaneously long and short equity portfolios of the same size within a geographic region or sector and are typically intended to profit from market inefficiencies.  Loose neutral managers typically maintain net exposure between 20% short and 20% long.  Long-biased Investment Funds typically invest both long and short, but have a net long exposure to the equity markets (generally greater than 50% to 70% net long, although the Sub-adviser may invest with Investment Funds that have 100% long exposure), such that their strategies can be expected to perform better in rising markets.  Investment Funds may utilize niche strategies, focusing on growth or value stocks, small or large capitalization companies, particular industries, or a particular geographical region or sector.  Short-biased Investment Funds are a sub-set of hedged equity strategies that typically maintain net short exposure to equity markets by taking short positions in companies whose equities they expect to decline in price.  The Sub-adviser generally invests in short-biased managers in order to offer greater diversification of short selling exposure.  The Sub-adviser may utilize short-biased Investment Funds to decrease or hedge long equity exposure resulting from long positioning of other Investment Funds.  Short exposure may be taken through the use of short-selling, or through exchange traded or over-the-counter derivative instruments such as futures, options, and swaps.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Credit Strategies. Credit strategies commonly invest long and short in debt obligations of public and private companies to provide exposure to credit and/or volatility risks associated with those asset classes.  For example, credit funds may invest long and short in debt obligations of companies that are in a period of stress due to, for instance, operational difficulties, financial duress, or bankruptcy proceedings.  Long-biased credit funds typically have a net long exposure greater than 50%.  Long/short credit funds generally maintain net exposure between 50% short and 50% long.  Short-biased credit funds generally maintain a net short exposure greater than 50% net short.  Multi-strategy credit funds invest across multiple credit strategies.  An Investment Fund may make opportunistic allocations of capital across various structured product assets.  Structured product transactions typically involve securities that entitle an Investment Fund to receive payments based primarily on the cash flows or market value of a specified pool of financial assets.  Examples of structured product investments include collateralized bond, loan, and debt obligations as well as synthetic positions replicating such obligations, residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities.

Macro and Commodity Strategies.  Macro and commodity strategies typically engage in an analysis of economic, political, and financial market conditions incorporating a variety of macro and micro considerations including, but not limited to, the business cycle, central bank policy, the regulatory and political environment, demographics, and fiscal policy in an effort to identify investment opportunities across a wide range of investment instruments.  The macro and commodity investment approach is wide ranging, attempting to identify potential market opportunities irrespective of market sector, instrument or asset traded, or geography.  Investment Funds may use a number of trading strategies in an attempt to achieve their investment objectives including, but not limited to, futures investing, equity long/short strategies, and credit-related strategies.  The various techniques that Investment Funds employ may be used as independent profit opportunities, as well as to hedge existing positions.  To implement macro and commodity strategies, Investment Funds may trade securities of all kinds, derivative instruments (including, but not limited to, forwards, swaps, swaptions, collars, caps, floors, and other types of over-the-counter derivatives, as well as exchange-traded derivatives, including options, futures, and options on futures) on currencies, interest rates, commodities, and other types of financial and non-financial underlyings, or other transactions with similar substantive or economic effect, and other investments of all types and kinds.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those funds.  The Fund had no unfunded commitments as of September 30, 2012.

7.  Derivative Instruments

The Fund enters into transactions involving derivative financial instruments in connection with its investing activities. These instruments derive their value, primarily or partially, from the underlying asset, indices, reference rate, or combination of these factors.

Derivative financial instruments are subject to various risks similar to non-derivative instruments, such as market risk and credit risk. Derivative financial instruments are typically also subject to certain additional risks, such as those resulting from leverage and reduced liquidity. The Sub-Adviser manages these risks on an aggregate basis along with the risks associated with its investing activities as part of its overall risk management policies. The Fund may use derivative financial instruments in the normal course of its business to take speculative investment positions as well as for risk management purposes. The principal type of derivative used by the Fund, as well as the methods in which it is used is as follows:

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Total Return Swaps

Total return swap contracts involve the exchange by the Fund and a counterparty of their respective commitments to pay or receive a net amount based on the total return from, or the increase or decrease in the value of, a particular security or index and a specified notional amount. The Fund enters into total return swap contracts primarily to manage its exposure to the market or certain sectors of the market. As of and for the six month period ended September 30, 2012, the Fund entered into five fully funded total return swap agreements with Credit Suisse International in order to provide protection against market volatility in the United States and Europe.  The average monthly number of swaps was one, with an average monthly notional value of $1,701,518.  There were no swap agreements outstanding at September 30, 2012.

During the term of the swaps, changes in value are recognized as unrealized gains or losses by marking the contracts to fair value. Additionally, the Fund records a realized gain (loss) when a swap contract is terminated and when periodic payments are received or made at the end of each measurement period, but prior to termination. Unrealized gains (losses), realized gains (losses) and periodic payments are reflected in net realized and unrealized gain (loss) on derivative contracts in the statement of operations.

The net realized loss on swap contracts for the six month period ended September 30, 2012 is $591,796 and is included on the Statement of Operations.

8.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
●	Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end.  All other investments in Investment Funds are classified as Level 3.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  The transfers into Level 3 during the current period were due to Investment Funds entering liquidation.  A portion of the Fund’s investment in these Investment Funds is not available for withdrawal within 90 days.  There were no other transfers between any of the levels during the current period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's net assets as of September 30, 2012 is as follows:

Description	Total Fair Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Credit	$35,354,368	$—	$32,832,114	$2,522,254
Event Driven	24,333,649	—	23,660,347	673,302
Hedged Equity	38,394,919	—	38,394,919	—
Macro and Commodity	45,761,727	—	45,761,727	—
Relative Value	25,030,659	—	25,030,659	—
Total Investments	$168,875,322	$—	$165,679,766	$3,195,556

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Investment Funds – Credit	Investments in Investment Funds –Event Driven	Investments in Investment Funds – Hedged Equity

Balance, as of April 1, 2012	$-	$-	$48,793
Realized gain (loss)	-	-	60,603
Change in unrealized appreciation/(depreciation)	-	-	8,747
Purchases	-	-	-
Sales	-	-	(118,143)
Transfers into Level 3	2,522,254	673,302	-
Transfers out of Level 3	-	-	-
Balance, as of September 30, 2012	$2,522,254	$673,302	$-

The net change in unrealized appreciation on Level 3 investments in Investment Funds still held as of September 30, 2012 is $0.

9.  Capital Share Transactions

The Fund intends to accept initial and additional subscriptions for shares made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant NAV of the Fund as of the close of business on the last business day of the prior month.  All subscriptions of Class A Shares accepted into the Fund are received net of Class A Share Placement Fees charged.  The Fund Board may discontinue accepting subscriptions at any time.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

	Issuance (in shares)	Issuance	Tender (in shares)	Tender

Class I	8,183	$8,060,000	(20,690)	$(20,404,622)

Class A	1,084	1,080,600	(5,596)	$(5,458,978)
	9,267	$9,140,600	(26,286)	$(25,863,600)

10.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

11.  Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Deutsche Bank AG.  The facility had the following terms: (a) interest rate of applicable LIBOR rate plus 1.00% per annum, (b) a commitment fee of 0.65% per annum of the maximum principal amount, and (c) a committed amount of $40,000,000.

For the six month period ended September 30, 2012, the Fund had weighted average borrowings of $20,500,000.  The interest rate on borrowings for the six month period ended September 30, 2012 was 0.27% plus a spread of 1%.  As of September 30, 2012, there was no outstanding balance under the line of credit facility.

The Fund is required to meet certain financial covenants, such as maintaining a target collateralization rate of 0.25 as defined in the line of credit facility, to be the sum of the aggregate principal amount outstanding on the last business day of each month plus the accrued but unpaid interest amounts (as of such date) divided by the gross portfolio values as of the last business day of each month.

12.  Federal Income Tax Information

Dividends from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book-to-tax differences are either temporary or permanent in nature.

ASGI Mesirow Insight Fund, LLC

Notes to Financial Statements (continued)
September 30, 2012 (Unaudited)

Dividends and distributions on the Fund’s Shares are generally subject to federal income tax to the extent they do not exceed the Fund’s earnings and profits.  Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.  Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

The tax character of any distributions paid by the Fund and the reclassifications necessary relating to disallowed expenses and swaps gains (losses) will be determined as of the Fund’s taxable year end of March 31, 2013.

13.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of the financial statements.

Subsequent to period end, the Fund received subscriptions of $1,125,000.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (unaudited)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction.  The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of March 31, 2013.

The Board of Managers of the Funds and the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Managers of the Fund Board (“Managers”) are not required to hold Shares of the Fund. A majority of the Managers are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation or trust.

The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below.  Each Independent Manager who is deemed to be an “interested person” of the Funds, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Managers

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 41	Manager, President	Since 2011	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010;  Chairman of the Board of Trustees, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dean Age: 56	Manager	Since 2011	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dunn Age: 39	Manager	Since 2011	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

Stephen Golding Age: 63	Manager	Since 2011	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	4
Trustee, Washington College, since 2003; Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Trustee, Wells College, since September 2012.

James Hille Age: 50	Manager	Since 2011	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

Jonathan Hook Age: 54	Manager	Since 2011	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Trustee, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI  Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Dennis Schmal Age: 65	Manager	Since 2008	Self-employed; Board Director and Consultant.	4
Trustee, ASGI Agility Income Fund, LLC, since 2011; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitoa Global Inc., since 2012; Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2012.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Shareholders holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Shareholders holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Shareholders.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

Principal Officers who are not Managers:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 32	Treasurer	Since 2011
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 39	Secretary	Since 2011	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2011	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.

ASGI Mesirow Insight Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Ankit Patel Age: 32	Assistant Treasurer	Since 2011	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Doretta Dunegan Age: 55	Chief Compliance Officer	Since 2008
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 60	Chief Operating Officer	Since 2011	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of September 30, 2012.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ASGI Mesirow Insight Fund, LLC

By (Signature and Title)*     /s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date   December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date   December 6, 2012

By (Signature and Title)*     /s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date   December 3, 2012

* Print the name and title of each signing officer under his or her signature.